LONG-TERM INVESTMENT (Tables)	12 Months Ended
Sep. 30, 2021
LONG-TERM INVESTMENT
Schedule of equity method investment

Equity method investment consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Equity method investment:
Cost of equity method investment	510,994	485,059
Profit from equity method investment	188,605	112,538
Dividend Distribution received	(60,133)	(57,080)
Total long-term investment	$639,466	$540,517